Cover	Feb. 24, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 24, 2026
Entity Registrant Name	AdaptHealth Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38399
Entity Tax Identification Number	82-3677704
Entity Address, Address Line One	555 East North Lane
Entity Address, Address Line Two	Suite 5075
Entity Address, City or Town	Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
City Area Code	610
Local Phone Number	424-4515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AHCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001725255
Amendment Flag	false